Goodwill and Purchased Intangibles (Details 5) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
2014	$ 342,693	$ 87,081
2015	462,976	319,268
2016	385,040	319,268
2017	339,669	245,281
2018	333,820	190,064
Thereafter	1,450,885	490,730
Total	$ 3,315,083	$ 935,316	$ 444,112